Cash and cash equivalents (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Other	₺ 13,434,537	₺ 6,901,401
Cash and cash equivalents	91,828,282	90,229,753
Gross carrying amount
Cash and cash equivalents
Cash in hand	337	649
Banks	78,398,265	83,340,516
Demand deposits	5,595,255	6,029,132
Time deposits	72,803,010	61,114,813
Receivables from reverse repo		16,196,571
Loss allowance
Cash and cash equivalents
Cash and cash equivalents	₺ (4,857)	₺ (12,813)